Business Combinations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2024	Mar. 31, 2024	Dec. 31, 2024
Admetricks SpA
Business Acquisition [Line Items]
Total consideration		$ 4,435
Business combination, contingent consideration, liability		$ 2,135
Business combination, contingent liability, period duration up to		2 years
Payments to employees			$ 1,092
Acquisition related costs		$ 163
Purchase consideration		$ 4,095
42matters
Business Acquisition [Line Items]
Acquisition related costs			$ 242
Purchase consideration	$ 12,780